Short-Term Loans and Current Maturities	12 Months Ended
Dec. 31, 2014
Short and Long-Term Loans, Net of Current Maturities [Abstract]
SHORT-TERM LOANS AND CURRENT MATURITIES

NOTE 8:-      SHORT-TERM LOANS AND CURRENT MATURITIES

		Weighted interest rate as of December 31, 2014	December 31,
Short term loans	Loan currency	%	2014	2013

	NIS	5.18	$2,096	$1,226
	USD	5.01	2,201	4,200

			4,297	5,426
Current maturities	NIS	5.1	570	926

			$4,867	$6,352

Short term loans extended by Bank Leumi amounted to $4,185 as of December 31, 2014. The repayment of the Company's bank loans to Bank Leumi is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries. The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank. There were no Bank Leumi covenants related to the short term loans applicable for the fiscal years 2014 and 2013.